UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21606
Investment Company Act File Number:

TILSON INVESTMENT TRUST
(Exact name of registrant as specified in charter)

767 5th Ave., 18th Fl., New York, NY  10153
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (252) 234-9000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1 – Schedule of Investments.

Tilson Dividend Fund
Schedule of Investments
As of January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.62%

Consumer Discretionary - 18.18%
Big Lots, Inc.(a)	60,000	$1,929,000
Body Central Corp.(a)	170,000	1,351,500
Coinstar, Inc.(a)(b)	60,000	3,052,800
Kohl's Corp.	55,000	2,545,950
Staples, Inc.	105,000	1,415,400
Whistler Blackcomb Holdings, Inc.	90,000	1,141,468
		11,436,118
Energy - 2.35%
Mitcham Industries, Inc.(a)(b)	100,000	1,482,000

Financials - 23.66%
Alleghany Corp.(a)	3,000	1,081,770
Aspen Insurance Holdings, Ltd.	60,000	2,046,600
Brookfield Asset Management, Inc., Class A	100,000	3,693,000
First American Financial Corp.	155,000	3,702,950
Leucadia National Corp.	67,175	1,709,603
Safety Insurance Group, Inc.	13,900	667,339
Tetragon Financial Group, Ltd.	172,400	1,982,600
		14,883,862
Industrials - 4.27%
Miller Industries, Inc.	75,000	1,146,000
Tetra Tech, Inc.(a)	49,000	1,404,340
XPO Logistics, Inc.(a)	8,000	134,000
		2,684,340
Information Technology - 19.65%
Activision Blizzard, Inc.	200,000	2,278,000
Apple, Inc.	2,700	1,229,337
Blucora, Inc.(a)	135,000	2,006,100
EMC Corp.(a)	100,000	2,461,000
Telular Corp.	150,000	1,663,500
Tessera Technologies, Inc.	30,000	526,500
Westell Technologies, Inc., Class A(a)	172,500	315,675
Western Digital Corp.(b)	40,000	1,880,000
		12,360,112
Telecommunication Services - 1.51%
IDT Corp., Class B	15,700	160,454
Vonage Holdings Corp.(a)	302,500	789,525
		949,979

Total Common Stocks (Cost $38,938,823)		43,796,411

	Shares	Value
CLOSED-END FUNDS - 2.31%

Fifth Street Finance Corp.	133,700	$1,450,645

Total Closed-End Funds (Cost $1,248,214)		1,450,645

	Principal Value	Value
CONVERTIBLE CORPORATE BOND - 0.74%

Industrials - 0.74%
XPO Logistics, Inc., 10/01/17, 4.50%	400,000	467,000

Total Convertible Corporate Bond (Cost $433,661)		467,000

	Shares	Value
SHORT TERM INVESTMENTS - 27.96%

Fidelity Institutional Money Market Fund - Government Portfolio, 0.010%(c)	17,589,344	17,589,344

Total Short Term Investments (Cost $17,589,344)		17,589,344

Total Value of Investments (Cost $58,210,042) - 100.63%		$63,303,400

Liabilities in Excess of Other Assets - (0.63)%		(393,960)

Net Assets - 100.00%		$62,909,440

(a)	Non-income producing investment.
(b)	Portion of security is subject to call options written.
(c)	Represents 7 day effective yield.

Common Abbreviations:
Ltd. - Limited.

Schedule of Written Options
	Number of Contracts	Exercise Price	Maturity Date	Value
WRITTEN CALL OPTIONS
Coinstar, Inc.	500	$52.50	04/20/2013	$(165,000)
Coinstar, Inc.	100	52.50	07/20/2013	(48,500)
Mitcham Industries, Inc.	300	15.00	06/22/2013	(43,500)
Western Digital Corp.	125	45.00	04/20/2013	(53,750)
Western Digital Corp.	275	42.00	04/20/2013	(171,875)

Total Written Call Options (Premiums Received $409,760)				$(482,625)

Summary of Investments
	% of Net Assets	Value
Consumer Discretionary	18.18%	$11,436,118
Energy	2.35	1,482,000
Financials	23.66	14,883,862
Industrials	4.27	2,684,340
Information Technology	19.65	12,360,112
Telecommunication Services	1.51	949,979
Closed-End Funds	2.31	1,450,645
Convertible Corporate Bond	0.74	467,000
Short Term & Liabilities in Excess of Other Assets	27.33	17,195,384
Total	100.00%	$62,909,440

See Notes to Quarterly Schedule of Investments.

Tilson Focus Fund
Schedule of Investments
As of January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.53%

Consumer Discretionary - 19.23%
Ambassadors International, Inc.(a)	9	$0
Blyth, Inc.	9,157	128,289
Daily Journal Corp.(a)	347	34,513
Deckers Outdoor Corp.(a)	2,871	114,696
dELiA*s, Inc.(a)	404,891	417,038
Orchard Supply Hardware Stores Corp., Class A(a)	1	7
Proliance International, Inc.(a)(b)(c)	716	0
Promotora de Informaciones SA, ADR(a)	32,394	46,647
Promotora de Informaciones SA, Class A(a)	78,818	29,430
Promotora de Informaciones SA, Class B, ADR(a)	185,236	255,626
Reading International, Inc., Class A(a)	26,989	157,346
Sears Canada, Inc.	18,955	181,302
		1,364,894
Financials - 2.70%
Berkshire Hathaway, Inc., Class B(a)	1,294	125,427
Meta Financial Group, Inc.	112	2,604
Ocean Shore Holding Co.	3,588	54,932
Origen Financial, Inc., REIT	2,291	3,666
Phoenix Group Holdings PLC	505	5,126
		191,755
Health Care - 1.31%
Xstelos Holdings, Inc., Class A	57,514	93,173

Industrials - 0.00%(d)
LECG Corp.(a)	5,536	39

Information Technology - 19.09%
Apple, Inc.	1,721	783,588
Dolby Laboratories, Inc., Class A	290	9,370
MRV Communications, Inc.	28,045	263,623
PNI Digital Media, Inc.(a)	65,877	20,567
Spark Networks, Inc.(a)	38,503	277,992
		1,355,140
Materials - 0.00%(d)
Contango ORE, Inc.(a)	1	8

Telecommunication Services - 8.20%
Iridium Communications, Inc.(a)	4,115	28,805
Primus Telecommunications Group, Inc.	51,788	553,096
		581,901

Total Common Stocks (Cost $5,457,302)		3,586,910

PREFERRED STOCKS - 1.32%

Consumer Discretionary - 0.00%(d)
Orchard Supply Hardware Stores Corp., Series A, 0.000%(a)	1	2

	Shares	Value
Financials - 0.76%
Gramercy Capital Corp., 8.13%(a)	1,671	$54,123

U.S. Government Agency - 0.56%
Federal Home Loan Mortgage Corp., Series Z, 8.375%(a)(e)	21,601	39,962

Total Preferred Stocks (Cost $101,375)		94,087

RIGHTS AND WARRANTS - 7.70%

American International Group, Inc., Warrants, Expiring 01/19/2021, Strike Price: $45.00(a)	20,822	291,508
JPMorgan Chase & Co., Warrants, Expiring 10/28/2018, Strike Price: $42.42(a)	837	11,450
Phoenix Group Holdings PLC, Rights, Expiring 09/03/2014, Strike Price: 10.71 EUR(a)(b)(c)	36,505	0
Phoenix Group Holdings PLC, Warrants, Expiring 03/09/2014, Strike Price: 30 GBP(a)	14,053	1,672
Promotora de Informaciones SA, Class A, Warrants, Expiring 06/05/2014, Strike Price: 2 EUR(a)	135,776	1,844
Tronox, Inc., Class A, Warrants, Expiring 02/14/2018, Strike Price: $62.13(a)(b)	184	10,212
Tronox, Inc., Class B, Warrants, Expiring 02/14/2018, Strike Price: $68.56(a)(b)	227	12,031
Wells Fargo & Co., Warrants, Expiring 10/28/2018, Strike Price: $34.01(a)	20,475	217,649

Total Rights and Warrants (Cost $437,117)		546,366

	Number of Contracts	Exercise Price	Maturity Date	Value
PURCHASED CALL OPTIONS - 9.12%
Berkshire Hathaway, Inc., Class B	109	$80.00	01/18/2014	200,451
Berkshire Hathaway, Inc., Class B	79	85.00	01/18/2014	112,180
Berkshire Hathaway, Inc., Class B	100	70.00	01/18/2014	279,750
Microsoft Corp.	168	25.00	01/18/2014	54,936

Total Purchased Call Options (Premiums Paid $497,269)				647,317

	Shares	Value
SHORT TERM INVESTMENTS - 25.97%

High Mark 100% U.S. Treasury Money Market Fund, 0.002%(f)	1,843,979	1,843,979

Total Short Term Investments (Cost $1,843,979)		1,843,979

Total Value of Investments (Cost $8,337,042) - 94.64%		$6,718,659

Other Assets in Excess of Liabilities - 5.36%		380,419

Net Assets - 100.00%		$7,099,078

(a)	Non-income producing investment.
(b)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(c)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.
(d)	Less than 0.005% of Net Assets.
(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.
(f)	Represents 7 day effective yield.

Securities determined to be illiquid under the procedures approved by the Fund's Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/09/12	Phoenix Group Holdings PLC, Rights (a)(b)(c)	$-	$-	0.00%
11/21/08- 01/15/09	Proliance International, Inc. (a)(b)(c)	187	-	0.00%
		$187	$-	0.00%

Common Abbreviations:
ADR - American Depositary Receipt.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.

Currency Abbreviations:
EUR- Euro
GBP- Great British Pound

Summary of Investments
	% of Net Assets		Value
Consumer Discretionary	19.23%		$1,364,894
Financials	2.70		191,755
Health Care	1.31		93,173
Industrials	0.00	*	39
Information Technology	19.09		1,355,140
Materials	0.00	*	8
Telecommunication Services	8.20		581,901
Preferred Stocks	1.32		94,087
Rights and Warrants	7.70		546,366
Purchased Options	9.12		647,317
Short Term & Other Assets in Excess of Liabilities	31.33		2,224,398
Total	100.00%		$7,099,078

*	Less than 0.005% Net Assets.

See Notes to Quarterly Schedule of Investments.

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2013 (Unaudited)

1. ORGANIZATION
The Tilson Dividend Fund and the Tilson Focus Fund (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of The Tilson Investment Trust (the “Trust”), which was organized as a Delaware statutory trust a registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as non-diversified as defined in the 1940 Act.

The Tilson Dividend Fund (the “Dividend Fund”) commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in common stocks of companies that the Advisor believes to be undervalued in their respective markets, but which also offer high dividend yields relative to the average yields of the broad market.

The Tilson Focus Fund (the “Focus Fund”) commenced operations on March 16, 2005. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of companies that the Advisor believes are undervalued in the securities market.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Valuation
The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2013 (Unaudited)

procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of January 31, 2013:

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2013 (Unaudited)

Tilson Dividend Fund
Investments in Securities at Value	Level 1		Level 2	Level 3	Total
Assets
Common Stocks:
Consumer Discretionary		$11,436,118	$–	$–	$11,436,118
Energy		1,482,000	–	–	1,482,000
Financials		14,883,862	–	–	14,883,862
Industrials		2,684,340	–	–	2,684,340
Information Technology		12,360,112	–	–	12,360,112
Telecommunication Services		949,979	–	–	949,979
Convertible Corporate Bonds		–	467,000	–	467,000
Closed-End Funds		1,450,645	–	–	1,450,645
Short Term Investments		17,589,344	–	–	17,589,344
Total		$62,836,400	$467,000	$–	$63,303,400
Other Financial Instruments
Liabilities
Written Call Options	$		$(482,625)	$–	$(482,625)
Total	$		$(482,625)	$–	$(482,625)

Tilson Focus Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks:
Consumer Discretionary	$1,364,894	$–	$–	$1,364,894
Financials	191,755	–	–	191,755
Health Care	93,173	–	–	93,173
Industrials	39	–	–	39
Information Technology	1,355,140	–	–	1,355,140
Materials	8	–	–	8
Telecommunication Services	581,901	–	–	581,901
Preferred Stocks	94,087	–	–	94,087
Rights and Warrants	524,123	22,243	–	546,366
Purchased Call Options	–	647,317	–	647,317
Short Term Investments	1,843,979	–	–	1,843,979
Total	$6,049,099	$669,560	$–	$6,718,659

For the period ended January 31, 2013, there have been no significant changes to the Funds’ fair value methodologies. The Funds recognizes transfers between levels as of the beginning of the period in which the transfer occurred. During the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 for either fund.

For the period ended January 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2013 (Unaudited)

Underlying Investment In Other Investment Companies
The Tilson Dividend Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Institutional Money Market Fund. The Fund may redeem its investment from the Fidelity Institutional Money Market Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. The financial statements of the Fidelity Institutional Money Market Fund, a series of the Fidelity Funds, including the portfolio of investments, are included in the Fidelity Institutional Money Market Fund’s NCSR filing dated May 28, 2012, available at www.sec.gov or can be found at www.fidelity.ca and should be read in conjunction with the Fund’s financial statements.

Option Writing/ Purchasing
The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses.
The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity for the period ended January 31, 2013 was as follows:

Dividend Fund
Option Contracts Written for the period ended January 31, 2013	Contracts	Premiums Received
Options Outstanding, Beginning of Period	3,210	$501,474
Options written	2,744	533,600
Options closed	(83)	(7,343)
Options exercised	(2,625)	(389,015)
Options expired	(1,946)	(228,956)
Options Outstanding, End of Period	1,300	$409,760

Warrants
The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and/or preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk; however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2013 (Unaudited)

other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

3. UNREALIZED APPRECIATION AND DEPRFECIATION ON INVESTMENTS (TAX BASIS)
The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2013 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/(DEPRECIATION)
Tilson Dividend Fund	$58,288,416	$5,674,605	$(659,621)	$5,014,984
Tilson Focus Fund	$8,528,144	$593,127	$(2,402,612)	$(1,809,485)

The difference between book basis and tax basis net unrealized appreciation/(depreciation) is attributable to the deferral of losses from wash sales.

Item 2 – Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TILSON INVESTMENT TRUST

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (Principal Executive Officer)

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (Principal Executive Officer)

Date:	March 25, 2013

By:	/s/ Glenn H. Tongue
Glenn H. Tongue
Treasurer (Principal Financial Officer)

Date:	March 25, 2013